Consolidated Balance Sheet - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Assets
Cash	R$ 37,159	R$ 18,749	R$ 18,542
Financial Assets	1,424,876	1,330,251	1,246,833
Compulsory deposits in the Central Bank of Brazil	94,148	98,837	85,700
At Amortized Cost	994,759	905,729	902,289
Interbank deposits	26,420	29,048	22,688
Securities purchased under agreements to resell	280,136	244,707	265,050
Loan operations and lease operations portfolio	536,091	497,719	494,851
Other financial assets	75,090	59,568	53,895
(-) Provision for Expected Loss	(33,373)	(36,737)	(36,763)
At Fair Value Through Other Comprehensive Income	49,323	52,149	40,039
At Fair Value Through Profit or Loss	286,646	273,536	218,805
Derivatives	23,466	22,843	24,231
Investments in associates and joint ventures	12,019	5,055	5,073
Fixed assets, net	7,302	7,359	8,042
Goodwill and Intangible assets, net	19,329	19,383	17,056
Tax assets	42,830	44,249	45,081
Income tax and social contribution - current	2,831	2,336	2,703
Income tax and social contribution - deferred	32,781	35,869	38,202
Other	7,218	6,044	4,176
Other assets	9,282	11,193	10,687
Total assets	1,552,797	1,436,239	1,351,314
Liabilities and stockholders' equity
Financial Liabilities	1,151,237	1,056,717	1,012,075
At Amortized Cost	1,119,734	1,024,584	982,116
Deposits	463,424	402,938	329,414
Securities sold under repurchase agreements	330,237	312,634	349,164
Interbank market debt	134,670	124,587	129,648
Institutional market debt	93,974	98,482	96,239
Other financial liabilities	97,429	85,943	77,651
At Fair Value Through Profit or Loss	27,711	27,211	25,217
Derivatives	27,519	26,746	24,698
Structured notes	192	465	519
Provision for Expected Loss	3,792	4,922	4,742
Loan Commitments	2,601	3,015	2,761
Financial Guarantees	1,191	1,907	1,981
Reserves for insurance and private pension	201,187	181,232	154,076
Provisions	18,613	19,736	20,909
Tax liabilities	5,284	7,836	4,950
Income tax and social contribution - current	2,058	3,175	1,741
Income tax and social contribution - deferred	447	391	(289)
Other	2,779	4,270	3,498
Other liabilities	26,010	26,362	26,920
Total liabilities	1,402,331	1,291,883	1,218,930
Capital	97,148	97,148	97,148
Treasury shares	(1,820)	(2,743)	(1,882)
Additional paid-in capital	2,120	1,930	1,785
Appropriated reserves	13,480	12,499	3,443
Unappropriated reserves	29,666	26,030	23,740
Cumulative other comprehensive income	(3,812)	(3,486)	(4,139)
Total stockholders' equity attributed to the owners of the parent company	136,782	131,378	120,095
Non-controlling interests	13,684	12,978	12,289
Total stockholders' equity	150,466	144,356	132,384
Total liabilities and stockholders' equity	1,552,797	1,436,239	1,351,314
Financial assets at amortised cost, category [member]
Assets
Securities	110,395	111,424	102,568
Financial assets measured at fair value through other comprehensive income, category [member]
Assets
Securities	49,323	52,149	40,039
Financial assets designated at fair value through profit or loss [member]
Assets
Securities	R$ 263,180	250,693	R$ 194,574
Loan operations and lease operations portfolio		R$ 102